Fair Value of Financial Instruments - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Description of movements between levels	During the years ended 31 December 2024 and 2025, there were no movements between Level 3 and other levels.
Financial assets and liabilities maximum short-term maturity period	3 months
Level 2
Disclosure of fair value measurement of assets [line items]
Fair value of the investment securities in short-term sovereign debt securities	₸ 177,483	₸ 356,712
Fair value of the investment securities in long-term sovereign debt securities	₸ 589,517	₸ 820,340